Redeemable Convertible Preferred Units and Equity - Preferred Unit Warrants (Details) - Vacasa Holdings LLC - USD ($) $ / shares in Units, $ in Millions	Sep. 02, 2020	Sep. 02, 2019	Sep. 30, 2021	Nov. 06, 2019
Temporary Equity [Line Items]
Number of warrants issued			5,430,000
Series A preferred units
Temporary Equity [Line Items]
Number of warrants issued				5,000,000
Exercise price				$ 1.00
Fair value of the Series A preferred unit warrants				$ 2.1
Exercise of Series A preferred unit warrant (in shares)	3,107,279	3,107,279